Pension and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2014
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and other postretirement benefits
NOTE 16 — PENSION AND OTHER POSTRETIREMENT BENEFITS
Certain of the Company’s employees are eligible to participate in the Company’s qualified and supplemental noncontributory defined benefit pension plans and other postretirement benefit plans (partially subsidized retiree health and life insurance) or separate plans for Post Foods Canada Inc. The following disclosures reflect amounts related to the Company’s employees based on separate actuarial valuations, projections and certain allocations. Amounts for the Canadian plans are included in these disclosures and are not disclosed separately because they do not constitute a significant portion of the combined amounts.
Effective January 1, 2011, benefit accruals for defined benefit pension plans were frozen for all administrative employees and certain production employees.
The following table provides a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two year period ended September 30, 2014, and a statement of the funded status and amounts recognized in the combined balance sheets as of September 30 of both years.

	Pension Benefits		Other Benefits
	Year Ended September 30,		Year Ended September 30,
	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at beginning of period	$44.1	$39.9	$87.7	$101.3
Service cost	3.5	4.2	1.9	2.4
Interest cost	2.2	1.8	4.5	4.0
Plan participants’ contributions	0.7	0.8	—	—
Plan changes	—	—	—	(3.5)
Actuarial loss (gain)	3.7	(2.2)	12.8	(14.9)
Benefits paid	(1.9)	(1.7)	(1.1)	(1.3)
Curtailments	—	1.2	—	—
Special termination benefits	—	0.4	—	—
Currency translation	(0.6)	(0.3)	(0.6)	(0.3)
Benefit obligation at end of period	$51.7	$44.1	$105.2	$87.7

Change in fair value of plan assets
Fair value of plan assets at beginning of period	$32.1	$23.2	$—	$—
Actual return on plan assets	3.9	1.6	—	—
Employer contributions	7.7	8.5	1.1	1.3
Plan participants’ contributions	0.7	0.8	—	—
Benefits paid	(1.9)	(1.7)	(1.1)	(1.3)
Currency translation	(0.6)	(0.3)	—	—
Fair value of plan assets at end of period	41.9	32.1	—	—
Funded status	$(9.8)	$(12.0)	$(105.2)	$(87.7)

Amounts recognized in assets or liabilities
Other assets	$1.2	$—	$—	$—
Other current liabilities	—	—	(2.1)	(1.9)
Other liabilities	(11.0)	(12.0)	(103.1)	(85.8)
Net amount recognized	$(9.8)	$(12.0)	$(105.2)	$(87.7)

Amounts recognized in accumulated other comprehensive income or loss
Net actuarial loss (gain)	$9.6	$8.5	$25.3	$12.9
Prior service cost (credit)	0.9	1.3	(2.8)	(5.2)
Total	$10.5	$9.8	$22.5	$7.7

Weighted-average assumptions used to determine benefit obligation
Discount rate — U.S. plans	4.56%	5.15%	4.61%	5.21%
Discount rate — Canadian plans	4.25%	4.87%	4.45%	5.01%
Rate of compensation increase — U.S. plans	3.00%	3.00%	3.00%	3.00%
Rate of compensation increase — Canadian plans	2.75%	2.75%	2.75%	2.75%

The accumulated benefit obligation exceeded the fair value of plan assets for the domestic pension plans at September 30, 2014 and September 30, 2013. The aggregate accumulated benefit obligation for pension plans was $48.7 at September 30, 2014 and $41.7 at September 30, 2013. The Company recorded a benefit obligation reduction of $3.5 in fiscal 2013 related to increases in beneficiary cost sharing.
The following tables provide the components of net periodic benefit cost for the plans and amounts recognized in other comprehensive income.

	Pension Benefits
	Year Ended September 30,
	2014	2013	2012
Components of net periodic benefit cost
Service cost	$3.5	$4.2	$3.7
Interest cost	2.2	1.8	1.5
Expected return on plan assets	(2.0)	(1.7)	(1.5)
Recognized net actuarial loss	0.7	1.1	0.5
Recognized prior service cost	0.3	0.4	0.4
Curtailments/settlements/special termination benefits	—	1.7	—
Net periodic benefit cost	$4.7	$7.5	$4.6

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans (Pre-Spin)	n/a	n/a	5.05%
Discount rate — U.S. plans (Post-Spin)	5.15%	4.13%	4.82%
Discount rate — Canadian plans	4.87%	4.25%	5.15%
Rate of compensation increase — U.S. plans	3.00%	3.00%	3.00%
Rate of compensation increase — Canadian plans	2.75%	3.00%	3.00%
Expected return on plan assets — U.S. plans	5.99%	6.00%	8.50%
Expected return on plan assets — Canadian plans	6.00%	6.25%	6.25%

Changes benefit obligation recognized in other comprehensive income or loss
Net loss (gain)	$1.7	$(2.1)	$6.3
Recognized loss	(0.7)	(1.1)	(0.6)
Recognized prior service cost	(0.3)	(0.4)	(0.4)
Loss adjustment due to Spin-Off	—	—	10.8
Currency translation	—	—	0.1
Total recognized in other comprehensive income or loss (before tax effects)	$0.7	$(3.6)	$16.2

	Other Benefits
	Year Ended September 30,
	2014	2013	2012
Components of net periodic benefit cost
Service cost	$1.9	$2.4	$2.3
Interest cost	4.5	4.0	4.1
Recognized net actuarial loss	0.4	1.7	0.6
Recognized prior service credit	(2.4)	(1.1)	(1.2)
Net periodic benefit cost	$4.4	$7.0	$5.8

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans (Pre-Spin)	n/a	n/a	5.13%
Discount rate — U.S. plans (Post-Spin)	5.21%	3.96%	4.86%
Discount rate — Canadian plans	5.01%	4.39%	5.26%
Rate of compensation increase — U.S. plans	3.00%	3.00%	3.00%
Rate of compensation increase — Canadian plans	2.75%	3.00%	3.00%

Changes in plan assets and benefit obligation recognized in other comprehensive income or loss
Net loss (gain)	$12.8	$(14.9)	$5.1
Recognized loss	(0.4)	(1.7)	(0.6)
Prior service credit	—	(3.5)	—
Recognized prior service credit	2.4	1.1	1.2
Loss adjustment due to Spin-Off	—	—	11.2
Currency translation	—	—	0.1
Total recognized in other comprehensive income or loss (before tax effects)	$14.8	$(19.0)	$17.0

For pension benefits, the estimated net actuarial loss and prior service cost (credit) expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost during 2015 related to pension benefits are $0.9 and $0.3, respectively. The corresponding amounts related to other postretirement benefits are $1.4 and $(1.6), respectively.
The expected return on pension plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocation. The broad target allocations are 50% equity securities (comprised of 27.5% U.S. equities and 22.5% foreign equities), 39.5% debt securities, 10% real assets and 0.5% cash. At September 30, 2014, equity securities were 56%, debt securities were 37%, real assets were 6% and other was 1% of the fair value of total plan assets, approximately 85% of which was invested in passive index funds. At September 30, 2013, equity securities were 56%, debt securities were 38%, real assets were 5% and other was 1% of the fair value of total plan assets, approximately 85% of which was invested in passive index funds. The allocation guidelines were established based on management’s determination of the appropriate risk posture and long-term objectives.
The following table represents the pension plan’s assets measured at fair value on a recurring basis and the basis for that measurement (for more information on the fair value framework in ASC Topic 820, refer to Note 13).

	September 30, 2014			September 30, 2013
	Total	Level 1	Level 2	Total	Level 1	Level 2
Mutual funds:
Equities	$23.4	$—	$23.4	$17.9	$—	$17.9
Bonds	2.6	2.6	—	2.5	2.5	—
Pooled Assets	3.0	—	3.0	2.2	—	2.2
Fixed income	10.0	—	10.0	7.5	—	7.5
Real assets	2.4	—	2.4	1.6	—	1.6
	41.4	2.6	38.8	31.7	2.5	29.2
Cash	0.5	0.5	—	0.4	0.4	—
	$41.9	$3.1	$38.8	$32.1	$2.9	$29.2

The fair value of mutual funds is based on quoted net asset values of the shares held by the plan at year end.
For September 30, 2014 measurement purposes, the assumed annual rate of increase in the future per capita cost of covered health care benefits related to domestic plans for 2015 was 8.5% and 6.4% for participants under the age of 65 and over the age of 65, respectively, declining gradually to an ultimate rate of 5% for 2022 and beyond. For September 30, 2013 measurement purposes, the assumed annual rate of increase in the future per capita cost of covered health care benefits related to domestic plans for 2014 was 9.0% and 6.6% for participants under the age of 65 and over the age of 65, respectively, declining gradually to an ultimate rate of 5% for 2022 and beyond. For September 30, 2014 and 2013 measurement purposes, the assumed annual rate of increase in the future per capita cost of covered health care benefits related to Canadian plans for the following fiscal year was 6.0% and 6.5%, respectively, declining gradually to an ultimate rate of 5% for 2017 and beyond. A 1% change in assumed health care cost trend rates would result in the following changes in the accumulated postretirement benefit obligation and in the total service and interest cost components for fiscal 2014.

	Increase	Decrease
Effect on postretirement benefit obligation	$22.8	$(17.8)
Effect on total service and interest cost	1.4	(1.1)

As of September 30, 2014, expected future benefit payments and related federal subsidy receipts (Medicare Part D) in the next ten fiscal years were as follows:

	2015	2016	2017	2018	2019	2020- 2024
Pension benefits	$2.3	$2.3	$2.1	$2.0	$2.1	$14.2
Other benefits	2.1	2.7	3.1	3.6	4.0	23.2
Subsidy receipts	—	—	—	—	—	1.1

In addition to the contributions made as benefit payments in unfunded plans and participant contributions, the Company expects to make $6.9 of contributions to its defined benefit pension plans during fiscal 2015.
In addition to the defined benefit plans described above, the Company sponsors a defined contribution 401(k) plan under which it makes matching contributions. The Company expensed $7.1, $2.8 and $1.8 for the fiscal years ended September 30, 2014, 2013 and 2012, respectively.